Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MACGX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MFXAX
Global Strategist Portfolio | Global Strategist Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Global Strategist Portfolio | Class H
Risk/Return:
Trading Symbol	MSBHX

Mid Cap Growth Portfolio | Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The first paragraph in section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 12 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees	Mid Cap Growth Portfolio Class P Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Portfolio Class P Shares	618	815	1,028	1,641

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Inception Date
Mid Cap Growth Portfolio Class P Shares	[1]	3.44%	1.39%	11.42%	Jan 31, 1997
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Mid Cap Growth Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 12 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,641
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.
Past One Year	rr_AverageAnnualReturnYear01	3.44%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	1.39%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	11.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1997	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Core Fixed Income Portfolio | Core Fixed Income Portfolio
Core Fixed Income Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees Core Fixed Income Portfolio	Class P Shares	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Core Fixed Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P Shares	498	654	824	1,316
Class H	474	630	800	1,293

With respect to the Core Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Inception Date
Core Fixed Income Portfolio Class P Shares	[1]	2.13%	2.45%	3.32%	Mar 1, 1999
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Core Fixed Income Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	With respect to the Core Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
Past One Year	rr_AverageAnnualReturnYear01	2.13%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	2.45%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	3.32%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999	[1]
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,293

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees Core Plus Fixed Income Portfolio	Class P Shares	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Core Plus Fixed Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P Shares	511	694	892	1,463
Class H	486	669	868	1,441

With respect to the Core Plus Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Inception Date
Core Plus Fixed Income Portfolio Class P Shares	[1]	5.12%	2.12%	3.35%	Nov 7, 1996
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	With respect to the Core Plus Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	511
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,463
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
Past One Year	rr_AverageAnnualReturnYear01	5.12%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	2.12%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	3.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 1996	[1]
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	486
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Corporate Bond Portfolio | Corporate Bond Portfolio
Corporate Bond Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees Corporate Bond Portfolio	Class P Shares	Class H Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Corporate Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P Shares	537	775	1,031	1,763
Class H Shares	552	781	1,059	1,851

With respect to the Corporate Bond Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns Corporate Bond Portfolio		Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class P Shares	[1]	6.40%	3.00%	3.69%	4.02%	May 20, 2002
Class H Shares	[2]	6.46%			2.50%	Jan 2, 2008
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Corporate Bond Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	With respect to the Corporate Bond Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	537
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,763
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
Past One Year	rr_AverageAnnualReturnYear01	6.40%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	3.00%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	3.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2002	[1]
Class H Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,851
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.
Past One Year	rr_AverageAnnualReturnYear01	6.46%	[2]
Past Five Years	rr_AverageAnnualReturnYear05		[2]
Past Ten Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008	[2]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

High Yield Portfolio | High Yield Portfolio
High Yield Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees High Yield Portfolio	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example High Yield Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P	523	730	954	1,598
Class H	498	706	930	1,576

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,576

Limited Duration Portfolio | Limited Duration Portfolio
Limited Duration Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees Limited Duration Portfolio	Class P Shares	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Limited Duration Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class P Shares	512	697	897	1,474
Class H	487	672	873	1,452

With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Limited Duration Portfolio Class P Shares	[1]	(1.17%)	(3.03%)		(2.83%)	Sep 28, 2007
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

Risk/Return [Heading]	rr_RiskReturnHeading	Limited Duration Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	512
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
Past One Year	rr_AverageAnnualReturnYear01	(1.17%)	[1]
Past Five Years	rr_AverageAnnualReturnYear05	(3.03%)	[1]
Past Ten Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007	[1]
Class H
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	487
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,452

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Global Strategist Portfolio | Global Strategist Portfolio
Global Strategist Portfolio

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Shareholder Fees	Global Strategist Portfolio Class P Shares
Maximum sales charge (load) imposed on purchases as a percentage of offering price)	5.25%

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio Class P Shares	621	824	1,043	1,674

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Average Annual Returns		Past One Year	Past Five Years	Past Ten Years	Inception Date
Global Strategist Portfolio Class P Shares	[1]	9.54%	1.96%	6.86%	Nov 1, 1996
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Global Strategist Portfolio
Expense [Heading]	rr_ExpenseHeading	The first paragraph in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 14 of this Prospectus.

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Example:"
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary-Performance Information-Average Annual Total Returns For Periods Ended December 31, 2012:"
Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,674
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.
Past One Year	rr_AverageAnnualReturnYear01	9.54%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	1.96%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	6.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1996	[1]

[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013